Members' equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Members' equity
Note 12.	Members’ equity

Members’ units

The Company is authorized to issue Class A units and Class B units. There is no set number for authorized units and no par value is assigned to Class A and Class B units. The Company may issue additional units, including Class B units as management incentive units as approved by the Board of Directors. Class A units represent capital interests and are entitled to priority distributions and liquidation proceeds until invested capital has been returned. Class B units are generally issued as management incentive (profit) interests and participate in the Company’s residual economics only after applicable participation thresholds and vesting conditions are satisfied.

Voting rights

The authority to manage the business, make decisions, and act on behalf of the Company resides exclusively with the Board of Directors, except for certain limited matters specifically designated as board of governance exceptions. Holders of Class A or Class B units do not possess voting, consent, or approval rights with respect to the management or governance of the Company, other than with respect to these limited exceptions.

The composition of the Company’s Board of Directors includes both Emerald Lake-designated Managers (“ELCM Managers”) and Additional Managers. For any meeting of the Board of Directors or its committees, at least one ELCM Manager must be present to constitute a quorum. Actions of the Board of Directors may be approved by a majority of votes cast at a meeting where a quorum is present. The ELCM Managers collectively hold a number of votes equal to the greater of (i) the number of ELCM Managers present at the meeting or (ii) one plus the number of non-ELCM Managers present. Each ELCM Manager is entitled to cast a proportionate share of these collective ELCM votes. Each Additional Manager holds one vote. If no ELCM Manager remains present during a meeting, the quorum is lost and no further business may be conducted until a quorum is re-established. The authorized number of Managers on the Board of Directors shall be six members or such other number as determined from time to time by the Board.

Distribution and participation rights

Distributions are made at the discretion of the Board of Directors, subject to the applicable law and the Company’s operating agreement. Distributions, other than tax distributions, are subject to contractual priority waterfall. Amounts are distributed first to holders of Class A units until the unreturned capital associated with Class A units has been reduced to zero. Thereafter, remaining distributions are made to holders of Class A units and participating Class B units on a pro rata basis based on the number of such units outstanding. Certain Class B units are subject to participation thresholds (as discussed below) and vesting conditions and are not entitled to participate in distributions until such thresholds have been satisfied and vesting has occurred. As of December 31, 2025 and 2024, the total unreturned capital of Class A unitholders before distributions were $193.6 million and $193.5 million, respectively. Tax distributions to Class A unitholders for the years ended December 31, 2025 and 2024 were $9.2 million and $3.5 million, respectively.

Liquidation rights

Upon liquidation, dissolution, or winding up of the Company, the Company’s assets remaining after the settlement of liabilities are distributed in accordance with the same priority framework applicable to non-liquidating distributions. Liquidation proceeds are distributed first to Class A units until the return of unreturned capital, and thereafter to Class A units and participating Class B units on a pro rata basis. Class B units that have not satisfied applicable participation thresholds or vesting requirements do not participate in liquidation proceeds. Neither class has liquidation preference beyond the contractual priority described above.

Repurchase rights

The Company holds the right, at its discretion, to repurchase outstanding units held by unitholders in accordance with the operating or related grant agreements. The Company may settle the repurchase or redemption price either in cash or through the transfer of equity interests issued by one of its subsidiaries. If the subsidiary repurchases or redeems those securities subsequently, the repurchase redemption price shall equal to the amount of cash or notes, if applicable, equal to the aggregate repurchase or redemption price of the Units to be redeemed or repurchased.

Class B units

Based on the terms of Class B unit grant agreements, Class B units are issued to certain employees and members of the Board of Directors of Parent Holdings. In each of the grant agreements, 40% of the total Class B units granted has service conditions, which is service-based vesting (“time-vesting incentive units”), and 60% of the total Class B units granted has both service and performance conditions (“performance-based incentive units”).

Time-vesting incentive units

Time-vesting incentive units vests over the requisite service period of five years, subject to the recipient remaining an employee or member of the Board of Directors of Parent Holdings through each vesting date. Upon the occurrence of the sale of Parent Holdings, all then outstanding time-vesting incentive units which have not yet become vested shall become vested as of the consummation of such sale.

Performance-based incentive units

The performance-based incentive units may vest upon the consummation of a sale of Parent Holdings, provided the participants have remained continuously employed or provided services from the vesting start date through the sale date. Vesting occurs in three tranches as follows: (i) one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 2.0; (ii) an additional one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 2.5; and (iii) an additional one-third of the performance-based incentive units vest upon the consummation of a sale of the Parent Holdings if the Investor Return is equal to or greater than 3.0. The performance-based incentive units that do not vest upon the consummation of a sale of Parent Holdings shall be immediately forfeited upon such sale of the Parent Holdings with no compensation or other payment due to the employee and the members of the Board of Directors. No expense was recognized for the years ended December 31, 2025 and 2024 for the performance-based incentive units as the Company cannot conclude that it is probable that the performance conditions, such as consummation of the sale of the Parent Holdings, will occur as it is outside the Company’s control and is subject to significant external contingencies with a high degree of uncertainty.

Vested Class B units are subject to a “Participation Threshold” before distribution of profit or distribution of sales proceeds from the sale of Parent Holdings. Unless otherwise determined by the Board of Directors of Parent Holdings, on the date of each grant of Class B units, pursuant to a grant made under a Class B unit grant agreement or similar agreement, the Board of Directors of Parent Holdings shall establish an initial “Participation Threshold” amount in respect of each Class B unit granted on such date. The initial Participation Threshold in respect of a Class B unit shall be equal to or greater than (i) the amount that would be distributed with respect to a Class A unit ratably among Class A unitholders until the aggregate unreturned capital of Class A incentive units has been reduced to zero in a hypothetical transaction in which Parent Holdings sold all of its assets for Fair Market Value and distributed the proceeds therefrom in liquidation of Parent Holdings as determined immediately prior to the issuance of such Class B unit, but taking into account all Capital Contributions, if any, with respect to any Unit issued as part of the issuance of such Class B unit) minus (ii) the total Capital Contributions (if any) made by the holder receiving such Class B unit with respect to all Class B unit received by such holder as part of the same issuance. Parent Holdings may periodically update the initial Participation Threshold from time to time as necessary to reflect any adjustments to the Participation Thresholds of outstanding Class B unit required.

Noncontrolling parent interests

Parent Holdings owns 99% of Intermediate Holdings. The remaining 1% interest is held by Aggregator, which is controlled by Emerald Lake. Intermediate Holdings owns 100% of US Salt Holdings, LLC and its operating subsidiaries. Parent Holdings controls Intermediate Holdings and US Salt and, accordingly, consolidates Intermediate Holdings and its subsidiaries in the accompanying consolidated financial statements.

The noncontrolling parent interest represents Aggregator’s 1% ownership interest in Intermediate Holdings, which is held by an entity other than Parent Holdings. This interest is presented as noncontrolling parent interest in the Consolidated Income Statements and within equity in the Consolidated Balance Sheets. Our consolidated financial statements recognize the subsidiary’s assets and liabilities offset by the noncontrolling interest in total equity.